Retained Earnings - Summary of Retained Earnings (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of reserves within equity [abstract]
Legal reserve	₩ 22,320	₩ 22,320
Reserve for research & manpower development		60,001
Reserve for business expansion	10,171,138	9,871,138
Reserve for technology development	3,071,300	2,826,300
Appropriated retained earnings	13,264,758	12,779,759
Unappropriated retained earnings	4,571,188	3,173,405
Retained earnings	₩ 17,835,946	₩ 15,953,164